Segment and Geographic Information (AIC) - Schedule of Disaggregated Revenue (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregated Revenue [Line Items]
Total revenue		$ 208,200	$ 203,825	$ 219,786
Systems and AIC [Member]
Schedule of Disaggregated Revenue [Line Items]
Total revenue	[1]	42,508	33,190	48,998
Ink and consumables [Member]
Schedule of Disaggregated Revenue [Line Items]
Total revenue		113,578	114,896	112,047
Services [Member]
Schedule of Disaggregated Revenue [Line Items]
Total revenue		$ 52,114	$ 55,739	$ 58,741

[1]	The following table sets forth the Company’s total AIC model revenues amounts included under Systems in each of the years set forth below: